FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 10,067	$ 10,292
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Derivative liability	0
Equipment Loans	343
Finance Lease Obligations	2,344
Total	2,687
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Derivative liability	0
Equipment Loans	0
Finance Lease Obligations	0
Total	0
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,067
Derivative liability	70
Equipment Loans	366
Finance Lease Obligations	2,443
Total	12,946
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,067
Derivative liability	70
Equipment Loans	709
Finance Lease Obligations	4,787
Total	$ 15,633